Commitments and Contingencies (Details Narrative)													3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 12, 2020 USD ($) shares	Aug. 01, 2020 USD ($) shares	Jul. 15, 2020 USD ($) shares	Feb. 18, 2020 USD ($)	Sep. 12, 2018 USD ($)	Aug. 20, 2018 USD ($)	Apr. 05, 2018 USD ($)	Apr. 05, 2018 EUR (€)	Apr. 02, 2018	Mar. 22, 2018 USD ($)	Sep. 14, 2015 USD ($)	Dec. 24, 2013 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Research and development costs													$ 799,420		$ 570,601	$ 1,012,038	$ 699,038	$ 820,906	$ 40,703
Stock options granted to purchase common stock, issued | shares																900,000
Dr. John Kovach [Member]
Annual salary													15,000		15,000	$ 45,000	45,000	60,000	60,000
NDA Consulting Corp [Member]
Agreement term												1 year
Consulting and advisory fee												$ 4,000	4,000		4,000	12,000	12,000	16,000	16,000
Clinical Trial Research Agreement [Member]
Research and development costs																81,101		45,093
Clinical Trial Research Agreement [Member] | Moffitt Cancer Center and Research Institute Hospital Inc [Member]
Payments for clinical trial													10,643		9,996	36,008	23,249
Research and development costs																		45,093	0
Aggregate commitments expected													621,000			621,000
Collaboration Agreement [Member]
Research and development costs														$ 87,471		130,882		87,471
Advance amount related to milestone payment													0		87,471	43,411	87,471
Collaboration Agreement [Member] | BioPharmaWorks LLC [Member]
Research and development costs													30,000		30,000	90,000	70,000	100,000	10,000
Consulting and advisory fee											$ 10,000
Collaboration Agreement [Member] | Grupo Espanol de Investigacion en Sarcomas [Member]
Research and development costs																		87,471
Advance amount related to milestone payment				$ 43,411
Aggregate commitments expected													4,428,000			4,428,000
Clinical Trial Agreement [Member]
Aggregate commitments expected													5,049,000			$ 5,049,000		$ 5,000,000
Aggregate commitments expected, description																The Company's aggregate commitments pursuant to the aforementioned clinical trial agreements, less amounts previously paid to date under these agreements, totaled approximately $5,049,000 as of September 30, 2020, consisting of approximately $4,428,000 relating to the GEIS clinical trial and approximately $621,000 relating to the Moffit clinical trial, which are expected to be incurred over the next five years through June 30, 2025.		The Company's aggregate commitments pursuant to these clinical trial agreements, less amounts previously incurred to date under these agreements, totaled approximately $5,000,000 as of December 31, 2019, which are expected to be incurred over the next five years through 2024.
Work Order Agreement [Member]
Research and development costs																$ 75,885		$ 63,492
Aggregate commitments expected													875,000			875,000
Work Order Agreement [Member] | Theradex Systems, Inc [Member]
Research and development costs					$ 954,000								917		3,190	12,393	51,683	51,586	11,906
Payment expected dividend for pass-through costs, description					The clinical trial began in April 2019 and the first patient was entered into the clinical trial in July 2019. At the current rate of accrual, the trial would be completed over a period of four years from its initiation, with the final analysis and reporting expected by July 2023. Costs under this work order agreement are estimated to be approximately $954,000, with such payments expected to be divided approximately 94% to Theradex for services and approximately 6% for payments for pass-through costs.
Other Clinical Agreements [Member]
Research and development costs													41,625			41,625
Aggregate commitments expected													258,000			258,000
Material Transfer Agreement [Member] | INSERM [Member] | Development Milestones [Member] | Maximum [Member]
Milestone payments										$ 1,750,000
Material Transfer Agreement [Member] | INSERM [Member] | Commercial Milestones [Member] | Maximum [Member]
Milestone payments										$ 6,500,000
Consulting Agreement with Liberi Life Consultancy BV [Member]
Agreement term									2 years
Payment of a fixed, one-time retainer							$ 18,348
Net payments of sales of products or licensing activities, percentage							2.50%	2.50%
Consulting Agreement with Liberi Life Consultancy BV [Member] | EURO [Member]
Payment of a fixed, one-time retainer | €								€ 15,000
Consulting Agreement [Member]
Amortizing the retainer payment													0		2,294	2,294	6,882	9,174	6,881
Unamortized balance of the retainer payment																		$ 9,174	11,468
Royalties description																		The Company will be obligated to pay Moffitt earned royalties of 4% on worldwide cumulative net sales of royalty-bearing products, subject to reduction to 2% under certain circumstances, on a quarterly basis, with a minimum royalty payment of $50,000 in the first four years after sales commence, and $100,000 in year five and each year thereafter, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement.
Exclusive License Agreement [Member]
Amount charges to operations													6,301		$ 31,301	$ 18,699	$ 74,368	$ 80,669	$ 0
Royalties description																The Company will be obligated to pay Moffitt earned royalties of 4% on worldwide cumulative net sales of royalty-bearing products, subject to reduction to 2% under certain circumstances, on a quarterly basis, with a minimum royalty payment of $50,000 in the first four years after sales commence, and $100,000 in year five and each year thereafter, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement.
Exclusive License Agreement [Member] | First Four Years [Member]
Minimum payments for royalties																$ 50,000		50,000
Exclusive License Agreement [Member] | Five Years and Thereafter [Member]
Minimum payments for royalties																100,000		$ 100,000
Exclusive License Agreement [Member] | Moffitt Cancer Center and Research Institute Hospital Inc [Member]
Non-refundable license issue fee						$ 25,000
Clinical trial analysis expected term						2 years
Clinical trial final analysis expected term						3 years
Annual license maintenance fee						$ 25,000
Payments on non-refundable milestone						$ 1,897,000
Percentage of milestone						40.00%
Employment Agreement [Member] | Dr. John Kovach [Member]
Annual salary			$ 250,000
Employment Agreement [Member] | Eric Forman [Member]
Annual salary			$ 120,000
Stock options granted to purchase common stock, issued | shares			350,000
Employment Agreement [Member] | Dr. James Miser [Member]
Annual salary		$ 150,000
Stock options description		Dr. Miser was granted options for 500,000 shares of the Company's common stock. The options can be exercised on a cashless basis. The options have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company's common stock on the effective date of the employment agreement. The options vested as to 25% on the effective date, and will vest 25% on each of the first, second and third anniversaries of the effective date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $572,650 ($1.1453 per share), of which $143,163 was attributable to the stock options fully-vested on August 1, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 1, 2020 through August 1, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $166,697 with respect to these stock options.
Charges for salary													25,000			25,000
Stock options granted to purchase common stock, issued | shares		500,000
Employment Agreement [Member] | Mr. Weingarten [Member]
Annual salary	$ 120,000
Stock options description	On August 12, 2020, in connection with the employment agreement entered into with Robert N. Weingarten, Mr. Weingarten was granted options for 350,000 shares of the Company's common stock. The options can be exercised on a cashless basis. The options have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of our common stock on the grant date. The options vested as to 25% on August 12, 2020, and will vest 25% on each of the first, second and third anniversaries of the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $400,855 ($1.1453 per share), of which $100,214 was attributable to the stock options fully-vested on August 12, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 12, 2020 through August 12, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $113,667, with respect to these stock options.
Charges for salary													$ 16,452			$ 16,452
Stock options granted to purchase common stock, issued | shares	350,000
Master Service Agreement [Member] | Foundation for Angelman Syndrome Therapy [Member]
Percentage of proceeds agree to pay under agreement	5.00%
Maximum amount received under agreement	$ 250,000